STAPLED UNITHOLDERS' EQUITY - Accumulated other comprehensive income (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests	$ 254,364	$ 324,484
Fair value gains on derivatives designated as net investment hedges	52,056	89,048
Accumulated other comprehensive income	$ 306,420	$ 413,532